Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Net earnings (loss)	$ (14.7)	$ 6.1	$ 53.4	$ 85.0
Adjustments and items not affecting cash:
Depreciation and amortization	106.0	107.0	214.2	202.3
Deferred taxes	2.6	91.0	37.0	104.9
Initial value and changes in derivative financial instruments, net of amortization	0.0	(0.3)	0.0	(0.6)
Share-based compensation	2.8	2.6	4.2	5.7
Cost of equity funds used for construction purposes	(1.2)	(0.5)	(1.9)	(0.9)
Pension and post-employment expense in excess of (lower than) contributions	0.9	(0.4)	1.3	(2.7)
Distributions received from equity investments, net of income	(0.4)	1.0	(0.2)	2.3
Other	20.6	(15.3)	15.2	(31.4)
Net change in non-cash operating items (note 16)	162.6	58.7	(1.1)	(38.2)
Net cash provided by (used in) operating activities, total	279.2	249.9	322.1	326.4
Financing activities
Increase in long-term debt	1,174.1	47.0	1,180.7	279.2
Repayments of long-term debt	(1,164.1)	(70.6)	(1,185.1)	(510.5)
Net change in commercial paper	(55.0)	9.0	123.0	(171.0)
Repayment of long-term debt on disposition of renewable energy business (note 18)	0.0	0.0	0.0	(1,374.8)
Issuance of common shares, net of costs	0.6	0.0	1.3	0.8
Cash dividends on common shares	(50.0)	(50.4)	(100.0)	(100.5)
Dividends on preferred shares	(2.6)	(2.6)	(5.2)	(5.2)
Contributions from non-controlling interests	0.0	6.9	0.0	6.9
Distributions to non-controlling interests	(10.9)	0.0	(9.5)	0.0
Payments upon settlement of derivatives	0.0	0.0	(0.6)	(36.6)
Shares surrendered to fund withholding taxes on exercised share options	(3.4)	(0.2)	(3.4)	0.0
Net change in other long-term liabilities	5.8	1.4	4.6	2.0
Net cash provided by (used in) financing activities, total	(105.5)	(59.5)	5.8	(1,909.7)
Investing activities
Additions to property, plant and equipment and intangible assets	(155.5)	(185.8)	(284.5)	(408.4)
Increase in long-term investments	0.0	(4.9)	0.0	(4.9)
Proceeds from divestiture of operating entity	0.0	0.0	0.0	1,973.3
Transaction cost on divestiture of operating entity	0.0	0.0	0.0	(16.1)
Increase in other assets	(6.8)	(8.1)	(13.6)	(10.5)
Net cash provided by (used in) investing activities, total	(162.3)	(198.8)	(298.1)	1,533.4
Effect of exchange rate differences on cash and restricted cash	(0.4)	0.5	(0.5)	1.4
Increase (decrease) in cash, cash equivalents and restricted cash	11.0	(7.9)	29.3	(48.5)
Cash, cash equivalents and restricted cash, beginning of period	96.5	90.5	78.2	131.1
Cash, cash equivalents and restricted cash, end of period	107.5	82.6	107.5	82.6
Supplemental disclosure of cash flow information:
Cash paid during the period for interest expense	(66.0)	(70.8)	(147.8)	(160.8)
Cash received during the period for income taxes - net (note 11)	0.1	98.5	11.9	88.1
Cash received during the period for distributions from equity investments	0.9	0.0	1.7	0.0
Non-cash financing and investing activities:
Increase (decrease) in accrued capital expenditure	8.7	32.6	(27.3)	154.7
Issuance of common shares under share-based compensation plans	$ 1.0	$ 1.5	$ 6.0	$ 8.8